Derivatives and Hedging Instruments - Summary of Aggregate Notional Amounts and Fair Values (Detail) - USD ($) $ in Thousands		Dec. 31, 2017	Dec. 31, 2016
Derivative [Line Items]
Notional		$ 175,800	$ 331,400
Gross Fair Value of Assets		1,386,720	1,057,168
Gross Fair Value of Liabilities		(913,107)	(635,634)
Designated as Hedging Instrument | Cash flow hedges
Derivative [Line Items]
Gross Fair Value of Assets		38,939	96,975
Gross Fair Value of Liabilities		(68,354)	(11,731)
Designated as Hedging Instrument | Cash flow hedges | Foreign Currency Swap
Derivative [Line Items]
Notional	[1]	899,000	676,000
Gross Fair Value of Assets		38,939	96,975
Gross Fair Value of Liabilities		(68,354)	(11,731)
Not Designated as Hedging Instrument
Derivative [Line Items]
Gross Fair Value of Assets		1,347,781	960,193
Gross Fair Value of Liabilities		(844,753)	(623,903)
Not Designated as Hedging Instrument | Future
Derivative [Line Items]
Notional	[1]	27,891,125	17,574,373
Not Designated as Hedging Instrument | Exchange Traded Options
Derivative [Line Items]
Notional	[1]	17,033,569	11,109,074
Gross Fair Value of Assets		48,177	42,400
Gross Fair Value of Liabilities		(27,678)	(27,345)
Not Designated as Hedging Instrument | Interest Rate Swap
Derivative [Line Items]
Notional	[1]	3,763,500	7,227,500
Gross Fair Value of Assets		130,476	144,384
Gross Fair Value of Liabilities		(162)	(77,799)
Not Designated as Hedging Instrument | Total Return Swap
Derivative [Line Items]
Notional	[1]	2,944,000	7,154,000
Gross Fair Value of Assets		12,375	5,826
Gross Fair Value of Liabilities			(3,702)
Not Designated as Hedging Instrument | TBA Securities
Derivative [Line Items]
Notional	[1]	1,474,100	693,900
Gross Fair Value of Assets		4	833
Gross Fair Value of Liabilities		(953)	(299)
Not Designated as Hedging Instrument | Stock Appreciation Rights (SARs)
Derivative [Line Items]
Notional	[1],[2]		7,422
Gross Fair Value of Assets			545
Not Designated as Hedging Instrument | Over the Counter
Derivative [Line Items]
Notional	[1]	119,817,491	77,973,809
Gross Fair Value of Assets		1,156,749	766,205
Gross Fair Value of Liabilities		$ (815,960)	$ (514,758)

[1]	Notional amounts are presented on a gross basis.
[2]	The notional amount for SAR is equal to the number of contracts outstanding.